UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2024

REX AI Equity Premium Income ETF

ITEM 1.(a).  Reports to Stockholders.

REX AI Equity Premium Income ETF Tailored Shareholder Report

semi-annual Shareholder Report November 30, 2024 REX AI Equity Premium Income ETF ticker: AIPI (NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the REX AI Equity Premium Income ETF for the period of June 3, 2024 (inception) to November 30, 2024. You can find additional information about the Fund at www.rexshares.com/aipi/. You can also contact us at (844) 802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX AI Equity Premium Income ETF	$35¹	0.65%²
¹	Costs are for the period of June 3, 2024 to November 30, 2024. Costs for a full semi-annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of November 30, 2024)

Net Assets (Thousands)	$141,621
Number of Holdings	129
Total Advisory Fee Paid	$148,315
Portfolio Turnover Rate	46.21%

What did the Fund invest in?

(% of Net Assets as of November 30, 2024)

Sector Breakdown

Electronic Components - Semiconductors
27.17%
Enterprise Software/Services
16.83%
Computer Data Security
9.69%
Computer Aided Design
5.89%
Applications Software
5.83%
Networking Products
5.71%
Communication Services
5.44%
Computers - Integrated Systems
3.41%
Computer Software
3.24%
Computer Services
2.97%
Internet Security
2.91%
Electronic Forms
2.91%
Computers
2.90%
Consumer Discretionary
2.86%
US Treasury Bill
2.81%
Semicon Components - Integrated Circuitry
2.61%

Top Ten Holdings
Palantir Technologies Inc.	13.78%
CrowdStrike Holdings, Inc.	9.69%
Nvidia Corp.	9.27%
Arm Holdings plc	7.15%
Super Micro Computer, Inc.	3.41%
Datadog, Inc. Class A	3.23%
Salesforce, Inc.	3.05%
ServiceNow, Inc.	3.02%
International Business Machines Corp.	2.97%
Cadence Design Systems	2.96%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/aipi/.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

* Commencement of Operations June 3, 2024

REX AI Equity Premium Income Etf

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the period ended November 30, 2024* (unaudited)

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments November 30, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

		Shares	Value
100.37%	COMMON STOCKS(A)

5.83%	APPLICATIONS SOFTWARE
	Microsoft Corp.	9,377	$3,970,784
	ServiceNow, Inc.(B)	4,076	4,277,518
			8,248,302

5.44%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	22,525	3,805,599
	Meta Platforms, Inc.	6,782	3,895,038
			7,700,637

5.89%	COMPUTER AIDED DESIGN
	Cadence Design Systems(B)	13,677	4,196,240
	Synopsys, Inc.(B)	7,432	4,150,698
			8,346,938

9.69%	COMPUTER DATA SECURITY
	CrowdStrike Holdings, Inc.(B)	39,660	13,721,170

2.97%	COMPUTER SERVICES
	International Business Machines Corp.	18,518	4,211,178

3.24%	COMPUTER SOFTWARE
	Datadog, Inc. Class A(B)	29,987	4,580,514

2.90%	COMPUTERS
	Apple, Inc.	17,297	4,105,097

3.41%	COMPUTERS — INTEGRATED SYSTEMS
	Super Micro Computer, Inc.(B)	148,120	4,834,637

2.86%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(B)	19,496	4,053,024

27.17%	ELECTRONIC COMPONENTS — SEMICONDUCTORS
	Advanced Micro Devices(B)	27,178	3,728,142
	Arm Holdings plc ADR(B)	75,411	10,126,943
	Broadcom, Inc.	22,848	3,703,204
	Intel Corp.(B)	166,334	4,000,333
	Micron Technology, Inc.	38,682	3,788,902
	Nvidia Corp.	95,000	13,133,750
			38,481,274

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continued November 30, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

			Shares	Value

2.91%		ELECTRONIC FORMS
		Adobe, Inc.(B)	7,982	$4,118,153

16.83%		ENTERPRISE SOFTWARE/SERVICES
		Palantir Technologies Inc.(B)	290,939	19,516,188
		Salesforce, Inc.	13,069	4,312,639
				23,828,827

2.91%		INTERNET SECURITY
		Palo Alto Networks, Inc.(B)	10,642	4,127,181

5.71%		NETWORKING PRODUCTS
		Arista Networks, Inc.(B)	9,779	3,968,514
		Cisco Systems, Inc.	69,510	4,115,687
				8,084,201

2.61%		SEMICON COMPONENTS — INTEGRATED CIRCUITRY
		Qualcomm, Inc.	23,336	3,699,456

100.37%		TOTAL COMMON STOCKS
		(Cost: $128,972,354)		142,140,589

			Principal
2.81%		US TREASURY BILL
		US T-BILL DN 12/24/2024 0.044%(C)	4,000,000	$3,988,901

2.81%		TOTAL US TREASURY BILL
		(Cost: $3,988,372)		3,988,901

103.18%		TOTAL INVESTMENTS
		(Cost: $132,960,726)		$146,129,490

(3.18%	)	Liabilities in excess of other assets		(4,508,174)
100.00%		NET ASSETS		$141,621,316

(A)All or a portion of the securities are held as collateral for options written.

(B)Non-income producing.

(C)Zero coupon security. The rate shown is the yield-to-maturity on November 30, 2024.

ADR — Security represented is held by the custodian in the form of American Depositary Receipts.

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written November 30, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Apple, Inc.	136	$(3,227,688)	$235.00	12/20/2024	$(77,520)
Apple, Inc.	21	(498,393)	240.00	12/20/2024	(6,132)
Apple, Inc.	3	(71,199)	245.00	12/20/2024	(393)
Apple, Inc.	12	(284,796)	250.00	12/20/2024	(648)
Adobe, Inc.	4	(206,372)	520.00	12/20/2024	(9,340)
Adobe, Inc.	3	(154,779)	525.00	12/20/2024	(6,315)
Adobe, Inc.	5	(257,965)	530.00	12/20/2024	(9,500)
Adobe, Inc.	7	(361,151)	540.00	12/20/2024	(10,885)
Adobe, Inc.	57	(2,940,801)	550.00	12/20/2024	(70,851)
Adobe, Inc.	3	(154,779)	560.00	12/20/2024	(2,859)
Advanced Micro Devices	48	(658,440)	145.00	12/20/2024	(9,792)
Advanced Micro Devices	208	(2,853,240)	150.00	12/20/2024	(22,880)
Advanced Micro Devices	15	(205,763)	155.00	12/20/2024	(960)
Amazon.com, Inc.	23	(478,147)	210.00	12/20/2024	(10,189)
Amazon.com, Inc.	13	(270,257)	215.00	12/20/2024	(3,367)
Amazon.com, Inc.	158	(3,284,662)	220.00	12/20/2024	(22,594)
Arista Networks, Inc.	3	(30,437)	100.00	12/20/2024	(4,875)
Arista Networks, Inc.	4	(40,582)	102.50	12/20/2024	(4,220)
Arista Networks, Inc.	3	(30,437)	103.75	12/20/2024	(2,865)
Arista Networks, Inc.	79	(801,495)	105.00	12/20/2024	(52,930)
Arista Networks, Inc.	6	(60,873)	106.25	12/20/2024	(3,600)
Arista Networks, Inc.	2	(20,291)	97.50	12/20/2024	(4,720)
Arm Holdings plc	7	(94,003)	135.00	12/20/2024	(3,780)
Arm Holdings plc	47	(631,163)	140.00	12/20/2024	(15,510)
Arm Holdings plc	671	(9,010,859)	145.00	12/20/2024	(141,581)
Arm Holdings plc	29	(389,441)	150.00	12/20/2024	(3,625)
Broadcom, Inc.	4	(64,832)	165.00	12/20/2024	(2,540)
Broadcom, Inc.	37	(599,696)	170.00	12/20/2024	(16,650)
Broadcom, Inc.	6	(97,248)	175.00	12/20/2024	(1,830)
Broadcom, Inc.	4	(64,832)	180.00	12/20/2024	(816)
Broadcom, Inc.	168	(2,722,944)	185.00	12/20/2024	(23,856)
Broadcom, Inc.	9	(145,872)	190.00	12/20/2024	(846)
Cadence Design Systems	1	(30,681)	300.00	12/20/2024	(1,418)
Cadence Design Systems	100	(3,068,100)	310.00	12/20/2024	(85,000)
Cadence Design Systems	5	(153,405)	315.00	12/20/2024	(3,240)

(3.34%)	OPTIONS WRITTEN(B)

(3.34%)	CALL OPTIONS WRITTEN

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continued November 30, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Cadence Design Systems	11	$(337,491)	$320.00	12/20/2024	$(4,840)
Cadence Design Systems	19	(582,939)	330.00	12/20/2024	(4,750)
CrowdStrike Holdings, Inc.	3	(103,791)	350.00	12/20/2024	(3,039)
CrowdStrike Holdings, Inc.	333	(11,520,801)	360.00	12/20/2024	(208,125)
CrowdStrike Holdings, Inc.	7	(242,179)	375.00	12/20/2024	(2,128)
CrowdStrike Holdings, Inc.	35	(1,210,895)	380.00	12/20/2024	(8,400)
CrowdStrike Holdings, Inc.	18	(622,746)	385.00	12/20/2024	(3,924)
Cisco Systems, Inc.	583	(3,451,943)	60.00	12/20/2024	(32,065)
Cisco Systems, Inc.	50	(296,050)	61.00	12/20/2024	(1,500)
Cisco Systems, Inc.	62	(367.10)	62.00	12/20/2024	(744)
Datadog, Inc. Class A	228	(3,482,700)	130.00	12/20/2024	(529,188)
Datadog, Inc. Class A	13	(198,575)	135.00	12/20/2024	(24,011)
Datadog, Inc. Class A	5	(76,375)	140.00	12/20/2024	(6,925)
Datadog, Inc. Class A	5	(76,375)	145.00	12/20/2024	(5,000)
Datadog, Inc. Class A	26	(397,150)	160.00	12/20/2024	(5,720)
Datadog, Inc. Class A	22	(336,050)	165.00	12/20/2024	(2,684)
Alphabet, Inc. Class A	211	(3,564,845)	175.00	12/20/2024	(32,072)
Alphabet, Inc. Class A	14	(236,530)	185.00	12/20/2024	(434)
International Business Machines Corp.	1	(22,741)	215.00	12/20/2024	(1,405)
International Business Machines Corp.	148	(3,365,668)	220.00	12/20/2024	(141,340)
International Business Machines Corp.	6	(136,446)	225.00	12/20/2024	(3,480)
International Business Machines Corp.	8	(181,928)	230.00	12/20/2024	(2,600)
International Business Machines Corp.	8	(181,928)	235.00	12/20/2024	(1,248)
International Business Machines Corp.	14	(318,374)	240.00	12/20/2024	(1,008)
Intel Corp.	209	(502,645)	25.00	12/20/2024	(13,376)
Intel Corp.	1,346	(3,237,130)	26.00	12/20/2024	(52,494)
Intel Corp.	108	(259,740)	27.00	12/20/2024	(2,376)
Meta Platforms, Inc.	5	(287,160)	580.00	12/20/2024	(6,120)
Meta Platforms, Inc.	3	(172,296)	590.00	12/20/2024	(2,490)
Meta Platforms, Inc.	7	(402,024)	600.00	12/20/2024	(3,878)
Meta Platforms, Inc.	52	(2,986,464)	610.00	12/20/2024	(18,460)
Microsoft Corp.	7	(296,422)	430.00	12/20/2024	(3,304)
Microsoft Corp.	4	(169,384)	435.00	12/20/2024	(1,220)
Microsoft Corp.	72	(3,048,912)	440.00	12/20/2024	(13,392)
Microsoft Corp.	10	(423,460)	445.00	12/20/2024	(1,110)
Micron Technology, Inc.	3	(29,385)	100.00	12/20/2024	(1,527)
Micron Technology, Inc.	58	(568,110)	105.00	12/20/2024	(19,082)

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continued November 30, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Micron Technology, Inc.	311	$(3,046,245)	$110.00	12/20/2024	$(64,377)
	Micron Technology, Inc.	14	(137,130)	115.00	12/20/2024	(1,862)
	Salesforce, Inc.	7	(230,993)	340.00	12/20/2024	(7,259)
	Salesforce, Inc.	4	(131,996)	350.00	12/20/2024	(2,660)
	Salesforce, Inc.	113	(3,728,887)	360.00	12/20/2024	(49,720)
	Salesforce, Inc.	6	(197,994)	365.00	12/20/2024	(2,250)
	ServiceNow, Inc.	2	(209,888)	1,060.00	12/20/2024	(5,000)
	ServiceNow, Inc.	2	(209,888)	1,080.00	12/20/2024	(2,900)
	ServiceNow, Inc.	34	(3,568,096)	1,100.00	12/20/2024	(31,620)
	ServiceNow, Inc.	2	(209,888)	1,120.00	12/20/2024	(1,190)
	Nvidia Corp.	17	(235,025)	140.00	12/20/2024	(7,310)
	Nvidia Corp.	865	(11,958,625)	145.00	12/20/2024	(219,710)
	Nvidia Corp.	68	(940,100)	150.00	12/20/2024	(9,724)
	Palo Alto Networks, Inc.	13	(504,166)	400.00	12/20/2024	(7,475)
	Palo Alto Networks, Inc.	12	(465,384)	410.00	12/20/2024	(4,140)
	Palo Alto Networks, Inc.	81	(3,141,342)	420.00	12/20/2024	(15,309)
	Palantir Technologies Inc.	2,415	(16,199,820)	65.00	12/20/2024	(1,098,825)
	Palantir Technologies Inc.	494	(3,313,752)	70.00	12/20/2024	(108,680)
	Qualcomm, Inc.	4	(63,412)	160.00	12/20/2024	(1,660)
	Qualcomm, Inc.	52	(824,356)	165.00	12/20/2024	(9,984)
	Qualcomm, Inc.	177	(2,805,981)	170.00	12/20/2024	(17,523)
	Super Micro Computer, Inc.	40	(130,560)	20.00	12/20/2024	(51,800)
	Super Micro Computer, Inc.	39	(127,296)	23.00	12/20/2024	(39,936)
	Super Micro Computer, Inc.	1,111	(3,626,304)	25.00	12/20/2024	(972,125)
	Super Micro Computer, Inc.	53	(172,992)	30.00	12/20/2024	(28,885)
	Super Micro Computer, Inc.	66	(215,424)	35.00	12/20/2024	(21,120)
	Super Micro Computer, Inc.	158	(515,712)	40.00	12/20/2024	(30,178)
	Synopsys, Inc.	2	(111,698)	560.00	12/20/2024	(4,680)
	Synopsys, Inc.	7	(390,943)	570.00	12/20/2024	(14,700)
	Synopsys, Inc.	58	(3,239,242)	580.00	12/20/2024	(89,320)
	Synopsys, Inc.	7	(390,943)	590.00	12/20/2024	(10,080)

(3.34%)	TOTAL CALL OPTIONS WRITTEN					(4,735,588)
	(Premiums received: $(4,242,202))

(3.34%)	TOTAL OPTIONS WRITTEN					$(4,735,588)
	(Premiums received: $(4,242,202))

(B)Non-income producing.

REX AI EQUITY PREMIUM INCOME ETF

Statement of Assets and Liabilities November 30, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

ASSETS
Investments at value(1) (Note 1)	$146,129,490
Cash	239,368
Dividends recievable	29,004
Receivable for securities sold	20,950
TOTAL ASSETS	146,418,812

LIABILITIES
Accrued advisory fees	59,787
Payable for capital stock redeemed	2,121
Options written, at value(2) (Note 1)	4,735,588
TOTAL LIABILITIES	4,797,496
NET ASSETS	$141,621,316

Net Assets Consist of:
Paid-in capital	$142,501,538
Distributable earnings (accumulated deficits)	(880,222)
Net Assets	$141,621,316

NET ASSET VALUE PER SHARE
Net Assets	$141,621,316
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,800,000
Net Asset Value and Offering Price Per Share	$50.58

(1) Identified cost of:	$132,960,726
(2) Premiums received of:	$4,242,202

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Statement of OperationsFor the Period Ended
November 30, 2024* (unaudited)

INVESTMENT INCOME
Dividends	$81,124
Interest	18,071
Total investment income	99,195

EXPENSES
Investment advisory fees (Note 2)	148,315
Net expenses	148,315

Net investment income (loss)	(49,120)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(823,074)
Net realized gain (loss) on options written	(3,279,639)
Total net realized gain (loss) on investments and options written	(4,102,713)

Net change in unrealized appreciation (depreciation) of investments	13,168,764
Net change in unrealized appreciation (depreciation) of options written	(493,386)
Total net change in unrealized appreciation of investments and options written	12,675,378

Net realized and unrealized appreciation (depreciation) of investments and options written	8,572,665

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,523,545

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*The Fund commenced operations on June 3, 2024.

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$(49,120)
Net realized gain (loss) on investments and options written	(4,102,713)
Net change in unrealized appreciation (depreciation) of investments and options written	12,675,378
Increase (decrease) in net assets from operations	8,523,545

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(9,403,767)
Decrease in net assets from distributions	(9,403,767)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	146,414,552
Shares redeemed	(3,913,014)
Increase (decrease) in net assets from capital stock transactions	142,501,538

NET ASSETS
Increase (decrease) during period	141,621,316
Beginning of period	—
End of period	$141,621,316

*The Fund commenced operations on June 3, 2024.

REX AI EQUITY PREMIUM INCOME ETF

Statement of Changes in Net AssetsFor the Period Ended
November 30, 2024* (unaudited)

REX AI EQUITY PREMIUM INCOME ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

For the period ended November 30, 2024* (unaudited)
Net asset value, beginning of period	$50.00
Investment activities
Net investment income (loss)(1)	(0.05)
Net realized and unrealized gain (loss) on investments(2)	8.03
Total from investment activities	7.98
Distributions
Net investment income	(7.40)
Total distributions	(7.40)
Net asset value, end of period	$50.58

Total Return(3)	17.11%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%
Net investment income (loss)	(0.22%)
Portfolio turnover rate(5)	46.21%
Net assets, end of period (000’s)	$141,621

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period June 3, 2024 through November 30, 2024, and excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on June 3, 2024.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial StatementsNovember 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX AI Equity Premium Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on June 3, 2024.

The Fund’s investment objective is to seek capital appreciation and current income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Short-term debt securities having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to REX Advisers, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$142,140,589	$—	$—	$142,140,589
US Treasury Bill	—	3,988,901	—	3,988,901
	$142,140,589	$3,988,901	$—	$146,129,490

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Call Options
Written	$(4,735,588)	$—	$—	$(4,735,588)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended November 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended November 30, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
REX AI EQUITY PREMIUM INCOME ETF	25,000	$250	$1,264,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

Derivatives

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security but the Fund is fully exposed to the downside if the security decreases in value.

The following are the derivatives held by the Fund on November 30, 2024:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(4,735,588	)*

*Statements of Assets and Liabilities location: Options written, at value.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended November 30, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Call Options Written	$(3,279,639)	$(493,386)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The effect of the derivative instruments on the Statement of Operations for the period ended November 30, 2024, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average notional value of:
Written Options	$(581,181)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.65%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in assets, 0.065% on the next $250 million in assets, 0.06% on assets between $500 million and $1 billion, and 0.05% for all assets thereafter, subject to a minimum $50,000 per year for each fund it manages on behalf of the Adviser.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $27,500 per year. The Advisor pays these fees.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended November 30, 2024 were as follows:

Purchases	Sales
$33,243,581	$28,280,625

The costs of purchases and proceeds from the sales of in-kind transactions associated with creation and redemptions for the period ended November 30, 2024 were as follows:

Purchases	Sales	Realized Gains
$128,728,305	$3,895,833	$673,141

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS
                 OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended November 30, 2024 were as follows:

Distributions paid from:
Ordinary income	$9,403,767

As of November 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(9,452,887)
Accumulated net realized gain (loss) on investments	(4,102,713)
Net unrealized appreciation (depreciation) on investments	12,675,378
$(880,222)

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$128,718,524	$16,171,921	$3,496,543	$12,675,378

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended November 30, 2024
Shares sold	2,875,000
Shares redeemed	(75,000)
Net increase (decrease)	2,800,000

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Notes to Financial Statements - continuedNovember 30, 2024 (unaudited)

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of November 30, 2024, 27.17% of the value of the net assets of the Fund were invested in securities within the Electronic Components - Semiconductors sector.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
December 24, 2024	December 24, 2024	Net investment income	$5,647,750

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

For the period ended November 30, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$4,911	$4,534

Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on February 21-22, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “REX Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX” or the “Adviser”), and the Investment Sub-Advisory Agreement (the “Vident Sub-Advisory Agreement”) among REX, the Trust, and Vident Asset Management (“Vident”), with respect to the REX AI ETF. The Board reflected on its discussions with the representatives from REX earlier in the Meeting regarding the manner in which the REX AI ETF was to be managed and the roles and responsibilities of REX and Vident under the REX Advisory Agreement and Vident Sub-Advisory Agreement (collectively, the “REX AI ETF Advisory Agreements”).

The Trustees reviewed a memorandum from counsel the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the REX AI ETF Advisory Agreements and the responses of REX and Vident to requests

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Supplemental Information (unaudited)

for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by REX and Vident, an expense comparison analysis for the REX AI ETF and comparable ETFs, and the REX AI ETF Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the REX AI ETF Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by REX and Vident; (ii) the investment performance of REX and Vident; (iii) the costs of the services to be provided and profits to be realized by REX and Vident from the relationship with the REX AI ETF; (iv) the extent to which economies of scale would be realized if the REX AI ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the REX AI ETF Advisory Agreements, including: (i) information regarding the services and support to be provided by REX and Vident to the REX AI ETF; (ii) presentations by management of REX addressing the investment strategy, personnel and operations to be utilized in managing the REX AI ETF; and (iii) information pertaining to the compliance structure of REX and Vident; (iv) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the REX AI Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX and Vident, including financial information, personnel and the services to be provided by REX and Vident to the REX AI ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the REX AI ETF and comparative expense information for other ETFs with strategies similar to the REX AI ETF prepared by an independent third party; and (iii) benefits anticipated to be realized by REX and Vident from their relationship with the REX AI ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the REX AI ETF Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Supplemental Information (unaudited)

whether to approve the REX AI ETF Advisory Agreements, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services to be provided by REX and Vident.

In this regard, the Board considered the responsibilities of REX and Vident under the REX AI ETF Advisory Agreements. The Board reviewed the services to be provided by REX and Vident to the REX AI ETF, including, without limitation, REX’s process for formulating investment recommendations and the processes of REX and Vident for assuring compliance with the REX AI ETF’s investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for the REX AI ETF among the service providers; and the anticipated efforts of REX to promote the REX AI ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of REX and Vident; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from REX and Vident, the Board concluded that the quality, extent, and nature of the services to be provided by REX and Vident was satisfactory and adequate for the REX AI ETF.

(2) The investment performance of REX and Vident.

The Board noted that the REX AI ETF has not yet commenced operations. The Trustees considered REX’s experience in developing models utilizing the same methodology as will be used to manage the REX AI ETF, and Vident’s experience in trade execution and broker-dealer selection.

(3)The costs of services to be provided and profits to be realized by REX and Vident from the relationship with the REX AI ETF.

In this regard, the Board considered the financial condition of REX and Vident and the level of commitment to the REX AI ETF by REX and Vident. The Board also considered the projected assets and proposed expenses of the REX AI ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by REX and Vident. The Trustees considered the unitary fee structure proposed by REX. The Board compared the proposed unitary fee of the REX AI ETF to the advisory fees and net expense ratios of ETFs in a custom category prepared by Morningstar (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee of the REX AI ETF was lower than

SEMI-ANNUAL REPORT | NOVEMBER 30, 2024

REX AI EQUITY PREMIUM INCOME ETF

Supplemental Information (unaudited)

the median net advisory fees of the Category and Peer Group, while the REX AI ETF’s projected net expense ratio was also lower than the median of its Category and the median of its Peer Group. The Trustees also considered the split of the advisory fees paid to REX versus those paid to Vident as sub-adviser, and the respective services provided to the REX AI ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to REX and Vident were within an acceptable range in light of the services to be rendered by REX and Vident.

(4)The extent to which economies of scale would be realized as the REX AI ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the REX AI ETF’s investors.

The Board noted that the unitary fee structure means that the REX AI ETF’s management fee remains the same at all asset levels and effectively limits its expense ratio. The Board noted that REX was not proposing any fee breakpoints at this time.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the REX AI ETF; the basis of decisions to buy or sell securities for the REX AI ETF; and the substance and administration of the Code of Ethics and other relevant policies of REX and Vident. The Board noted that Vident represented that it may use soft dollars regarding the REX AI ETF, which would benefit Vident for eligible research products and services which assist the investment process. The Board also considered potential benefits for REX and Vident in managing the REX AI ETF, noting potential reputational benefits to Vident from publicity resulting from sub-advising the Fund. Following further consideration and discussion, the Board concluded that the standards and practices of REX and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by REX and Vident from managing the REX AI ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the REX AI ETF Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the REX AI ETF Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: February 6, 2025

* Print the name and title of each signing officer under his or her signature.